Subsequent Event Disclosure (Details)	3 Months Ended
Sep. 15, 2020 USD ($) shares
Loan Agreement 1
Proceeds from loan	$ 14,744
Loan Agreement 2
Proceeds from loan	$ 65,000
2020 Units Payable
Stock issued for cash, shares | shares	988,000